PORTFOLIO OF INVESTMENTS – as of December 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 89.5% of Net Assets
	ABS Car Loan – 9.1%
$ 916,695	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	$922,106
4,014,998	American Credit Acceptance Receivables Trust, Series 2020-1A, Class C, 2.190%, 3/13/2026, 144A	4,031,331
1,195,000	American Credit Acceptance Receivables Trust, Series 2020-2, Class C, 3.880%, 4/13/2026, 144A	1,229,282
1,695,000	American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.830%, 3/15/2027, 144A	1,687,508
1,280,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.010%, 1/19/2027	1,260,991
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.000%, 3/20/2025, 144A	632,501
3,560,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	3,728,246
6,040,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360%, 3/20/2026, 144A	6,173,988
615,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.330%, 8/20/2026, 144A	629,677
2,880,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A	2,939,684
3,860,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	3,902,391
2,750,000	Bank of The West Auto Trust, Series 2019-1, Class B, 2.760%, 1/15/2025, 144A	2,814,841
2,794,377	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.870%, 10/16/2023	2,817,357
1,370,000	Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.070%, 3/19/2025, 144A	1,381,194
1,050,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	1,055,299
500,000	CarMax Auto Owner Trust, Series 2020-3, Class C, 1.690%, 4/15/2026	503,261
1,485,000	CarMax Auto Owner Trust, Series 2021-1, Class C, 0.940%, 12/15/2026	1,458,340
4,040,000	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	4,031,641
1,380,000	Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	1,369,402
4,455,000	Carvana Auto Receivables Trust, Series 2021-P1, Class C, 1.530%, 3/10/2027	4,389,179
5,410,000	Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.600%, 6/10/2027	5,260,224
2,360,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.860%, 1/16/2029, 144A	2,402,720
910,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	920,299
1,245,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, 7/16/2029, 144A	1,248,364
2,775,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.960%, 2/15/2030, 144A	2,758,386

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 1,435,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000%, 5/15/2030, 144A	$1,423,234
570,000	Drive Auto Receivables Trust, Series 2021-1, Class C, 1.020%, 6/15/2027	569,935
1,260,000	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A	1,262,961
1,385,000	DT Auto Owner Trust, Series 2021-1A, Class C, 0.840%, 10/15/2026, 144A	1,373,383
570,000	DT Auto Owner Trust, Series 2021-2A, Class C, 1.100%, 2/16/2027, 144A	565,370
3,360,000	First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.710%, 12/15/2025, 144A	3,412,761
1,625,000	First Investors Auto Owner Trust, Series 2021-1A, Class C, 1.170%, 3/15/2027, 144A	1,606,953
1,826,000	Flagship Credit Auto Trust, Series 2019-4, Class C, 2.770%, 12/15/2025, 144A	1,864,518
3,500,000	Flagship Credit Auto Trust, Series 2020-1, Class C, 2.240%, 1/15/2026, 144A	3,535,142
750,000	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A	775,945
1,690,000	Flagship Credit Auto Trust, Series 2021-1, Class C, 0.910%, 3/15/2027, 144A	1,664,522
885,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	874,485
3,335,000	Ford Credit Auto Owner Trust, Series 2020-A, Class C, 3.490%, 10/15/2026	3,469,107
1,650,000	Ford Credit Auto Owner Trust, Series 2020-B, Class C, 2.040%, 12/15/2026	1,674,653
2,815,000	Ford Credit Auto Owner Trust, Series 2021-A, Class C, 0.830%, 8/15/2028	2,751,349
2,250,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.270%, 2/18/2025, 144A	2,268,178
2,375,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class C, 1.570%, 7/15/2027, 144A	2,336,572
5,245,000	GLS Auto Receivables Trust, Series 2020-1A, Class B, 2.430%, 11/15/2024, 144A	5,282,622
1,665,000	GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.080%, 6/15/2026, 144A	1,648,219
1,725,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class D, 1.910%, 9/16/2027	1,738,229
565,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.480%, 8/15/2025, 144A	567,074
1,776,000	Hyundai Auto Lease Securitization Trust, Series 2021-B, Class B, 0.620%, 3/16/2026, 144A	1,758,059
800,000	Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.600%, 12/15/2026	799,859
4,230,000	Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.660%, 6/15/2028	4,191,090
3,932,873	JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.875%, 9/25/2028, 144A	3,919,320
2,610,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	2,608,536
770,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	792,950

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 1,110,000	Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.030%, 11/16/2026, 144A	$1,086,782
765,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110%, 12/15/2025	787,297
1,350,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028	1,434,880
1,265,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.460%, 9/15/2025	1,270,935
2,340,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	2,347,671
2,225,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	2,203,548
3,860,000	Santander Retail Auto Lease Trust, Series 2021-B, Class C, 1.100%, 6/20/2025, 144A	3,821,361
1,848,052	United Auto Credit Securitization Trust, Series 2020-1, Class C, 2.150%, 2/10/2025, 144A	1,852,469
150,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	151,777
2,290,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.890%, 7/15/2026, 144A	2,268,450
530,000	World Omni Auto Receivables Trust, Series 2020-B, Class B, 1.220%, 3/16/2026	525,581
1,980,000	World Omni Auto Receivables Trust, Series 2021-A, Class C, 0.890%, 8/16/2027	1,933,165
2,610,000	World Omni Auto Receivables Trust, Series 2021-B, Class C, 1.290%, 12/15/2027	2,582,441
1,490,000	World Omni Select Auto Trust, Series 2020-A, Class C, 1.250%, 10/15/2026	1,484,480

		138,034,075

	ABS Credit Card – 0.7%
850,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	852,917
2,275,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	2,272,886
1,655,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.590%, 9/15/2026, 144A	1,643,287
5,275,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class M, 2.710%, 7/15/2026	5,346,169

		10,115,259

	ABS Home Equity – 7.4%
2,261,888	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065, 144A(a)	2,271,068
577,785	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	577,543
521,847	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)	524,418
552,943	Bayview Opportunity Master Fund IVb Trust, Series 2016-SPL2, Class A, 4.000%, 6/28/2053, 144A(a)	561,110
1,385,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class B1, 4.250%, 6/28/2054, 144A(a)	1,403,084
984,355	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.500%, 1/28/2055, 144A(a)	995,863

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – continued
$ 1,448,850	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M2, 4.000%, 1/25/2066, 144A(a)	$1,554,231
755,464	CoreVest American Finance Trust, Series 2018-1, Class A, 3.804%, 6/15/2051, 144A	765,714
1,486,243	CoreVest American Finance Trust, Series 2019-2, Class A, 2.835%, 6/15/2052, 144A	1,526,522
2,070,879	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	2,115,570
16,612	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)	16,929
2,109,510	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(a)	2,091,796
910,000	FirstKey Homes Trust, Series 2020-SRF1, Class B, 1.740%, 8/17/2037, 144A	895,461
2,495,000	FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.888%, 8/17/2038, 144A	2,445,044
5,430,000	FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.707%, 9/17/2038, 144A	5,246,284
2,751,000	FRTKL, Series 2021-SFR1, Class C, 1.922%, 9/17/2038, 144A	2,680,797
248,085	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 0.628%, 8/25/2060, 144A(b)	248,214
1,028,950	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.700%, 5/19/2034(a)	1,042,370
1,606,635	Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 9/17/2041, 144A	1,567,333
639,900	Invitation Homes Trust, Series 2018-SFR2, Class B, 1-month LIBOR + 1.080%, 1.190%, 6/17/2037, 144A(b)	639,121
1,581,189	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.259%, 7/17/2037, 144A(b)	1,578,928
5,974,724	Invitation Homes Trust, Series 2018-SFR4, Class B, 1-month LIBOR + 1.250%, 1.359%, 1/17/2038, 144A(b)	5,974,722
15,486,632	JPMorgan Mortgage Trust, Series 2017-4, Class AX1, IO, 0.406%, 11/25/2048, 144A(a)(c)(d)(e)	50,084
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(a)	4,739,554
4,006,000	Mill City Mortgage Loan Trust, Series 2015-2, Class B1, 3.610%, 9/25/2057, 144A(a)	4,198,735
11,908	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(a)	11,909
539,187	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(a)	562,487
1,021,163	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.471%, 8/25/2058, 144A(a)	1,042,383
1,646,966	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(a)	1,715,822
1,562,605	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060, 144A(a)	1,552,542
39,043	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 2.562%, 7/25/2035(a)(d)(e)	35,828
303,939	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	305,853
312,267	Onslow Bay Financial LLC, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059, 144A(a)	315,335

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – continued
$ 2,270,000	Progress Residential Trust, Series 2019-SFR2, Class B, 3.446%, 5/17/2036, 144A	$2,275,754
585,000	Progress Residential Trust, Series 2020-SFR2, Class A, 2.078%, 6/17/2037, 144A	586,736
1,120,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027, 144A	1,095,734
2,670,000	Progress Residential Trust, Series 2021-SFR2, Class C, 1.997%, 4/19/2038, 144A	2,611,143
1,892,000	Progress Residential Trust, Series 2021-SFR3, Class B, 1.888%, 5/17/2026, 144A	1,864,491
3,450,000	Progress Residential Trust, Series 2021-SFR4, Class C, 2.039%, 5/17/2038, 144A	3,384,621
830,000	Progress Residential Trust, Series 2021-SFR5, Class C, 1.808%, 7/17/2038, 144A	808,956
1,715,000	Progress Residential Trust, Series 2021-SFR6, Class C, 1.855%, 7/17/2038, 144A	1,677,843
5,450,000	Progress Residential Trust, Series 2021-SFR9, Class C, 2.362%, 11/17/2040, 144A	5,279,192
13	RALI Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(d)(e)	10
28,649	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(d)(e)	25,151
965	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(d)(e)	823
217,668	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(a)	219,799
55,983	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 4/25/2056, 144A(a)	55,998
5,570,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057, 144A(a)	5,701,533
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057, 144A(a)	4,147,215
2,167,000	Towd Point Mortgage Trust, Series 2017-5, Class M2, 1-month LIBOR + 1.500%, 1.592%, 2/25/2057, 144A(b)	2,197,506
1,046,037	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	1,081,578
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(a)	2,406,923
5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058, 144A(a)	5,795,338
471,524	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)	480,596
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060, 144A(a)	5,720,257
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060, 144A	5,067,889
2,942,670	Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036, 144A	2,958,643
1,694,069	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038, 144A	1,733,298
1,275,000	Tricon American Homes Trust, Series 2020-SFR1, Class C, 2.249%, 7/17/2038, 144A	1,247,877
1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039, 144A	1,242,823

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – continued
$ 846,999	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 2.809%, 11/25/2036(a)	$799,038

		111,719,419

	ABS Other – 7.5%
2,495,946	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033, 144A	2,565,697
2,630,000	Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.880%, 8/15/2025, 144A	2,629,692
1,407,375	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(a)	1,381,851
3,342,625	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	3,329,361
1,838,922	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039, 144A	1,812,411
388,483	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, 3.474%, 1/15/2046, 144A	392,749
1,155,000	CCG Receivables Trust, Series 2019-1, Class B, 3.220%, 9/14/2026, 144A	1,174,709
550,000	Chesapeake Funding II LLC, Series 2020-1A, Class C, 2.140%, 8/16/2032, 144A	555,255
2,225,000	Chesapeake Funding II LLC, Series 2021-1A, Class B, 0.990%, 4/15/2033, 144A	2,194,262
2,635,083	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045, 144A	2,615,345
1,000,000	Dell Equipment Finance Trust, Series 2020-1, Class C, 4.260%, 6/22/2023, 144A	1,025,459
740,000	Dell Equipment Finance Trust, Series 2020-2, Class C, 1.370%, 1/22/2024, 144A	740,937
916,166	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	932,641
6,481,539	Government National Mortgage Association, Series 2021-H17, Class IO, 2.685%, 3/20/2070(a)(c)	461,803
812,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class B, 0.720%, 12/15/2026, 144A	797,415
486,217	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039, 144A	498,852
657,058	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	643,669
4,265,000	HPEFS Equipment Trust, Series 2021-1A, Class C, 0.750%, 3/20/2031, 144A	4,224,670
1,455,000	HPEFS Equipment Trust, Series 2021-2A, Class C, 0.880%, 9/20/2028, 144A	1,438,541
815,810	ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.250%, 2/28/2051, 144A	815,766
2,140,225	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	2,091,143
944,509	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	924,961
4,273,868	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A	4,232,257
1,585,000	Marlette Funding Trust, Series 2021-2A, Class B, 1.060%, 9/15/2031, 144A	1,572,604

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$ 675,050	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(a)	$612,189
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042, 144A	301,410
710,922	MVW LLC, Series 2021-1WA, Class B, 1.440%, 1/22/2041, 144A	701,725
945,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069, 144A	955,596
1,620,000	OneMain Financial Issuance Trust, Series 2019-1A, Class B, 3.790%, 2/14/2031, 144A	1,621,354
5,950,000	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A	6,076,194
5,400,000	OneMain Financial Issuance Trust, Series 2021-1A, Class B, 1.950%, 6/16/2036, 144A	5,347,301
1,247,238	Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.100%, 11/08/2030, 144A	1,271,220
4,480,446	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	4,361,496
1,635,000	SCF Equipment Leasing LLC, Series 2021-1A, Class B, 1.370%, 8/20/2029, 144A	1,639,122
381,250	Sierra Timeshare Receivables Funding LLC, Series 2018—2A, Class A, 3.500%, 6/20/2035, 144A	389,891
2,390,562	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A, 2.590%, 5/20/2036, 144A	2,417,280
2,860,627	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	2,838,066
568,086	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class B, 2.320%, 7/20/2037, 144A	564,916
640,175	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.340%, 11/20/2037, 144A	630,421
3,105,004	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	3,029,161
210,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 3.603%, 9/15/2032(b)	209,923
150,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 3.610%, 9/15/2032(b)	149,945
935,513	SoFi Consumer Loan Program Trust, Series 2017-6, Class B, 3.520%, 11/25/2026, 144A	937,363
4,235,000	SoFi Consumer Loan Program Trust, Series 2021-B, Class B, 2.250%, 1/25/2029, 144A	4,288,060
3,804,471	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037, 144A	3,821,005
642,861	Sprite Ltd., Series 2017-1, Class A, 4.250%, 12/15/2037, 144A	635,558
603,855	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045, 144A	605,284
7,223,067	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046, 144A	7,192,356
1,753,913	Textainer Marine Containers VIII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045, 144A	1,743,280
1,904,467	TIF Funding II LLC, Series 2020-1A, Class A, 2.090%, 8/20/2045, 144A	1,889,345
1,820,758	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	1,763,490

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$ 4,405,056	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	$4,312,702
4,154,519	TRP - TRIP Rail Master Funding LLC, Series 2021-2, Class A, 2.150%, 6/19/2051, 144A	4,143,763
4,582,611	Wave Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	4,456,529
1,494,575	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	1,529,964
1,979,724	Willis Engine Structured Trust, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	1,926,428
3,310,031	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045, 144A	3,218,087

		114,632,474

	ABS Student Loan – 2.7%
732,731	College Ave Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051, 144A	721,828
669,952	Commonbond Student Loan Trust, Series 2020, Class A, 1.980%, 8/25/2050, 144A	670,056
2,165,902	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041, 144A	2,189,805
933,602	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	923,326
1,476,711	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	1,532,569
2,038,478	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068, 144A	2,077,748
1,469,583	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068, 144A	1,483,494
1,184,972	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069, 144A	1,197,684
2,109,008	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	2,110,455
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069, 144A	1,613,734
237,043	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	235,920
2,279,704	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	2,250,902
1,531,650	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069, 144A	1,515,461
1,630,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.850%, 4/20/2062, 144A	1,641,857
635,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 3.604%, 6/15/2032(b)	634,467
102,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 3.608%, 6/15/2032(b)	101,914
205,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 3.609%, 3/15/2033(b)	204,888
3,040,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 3.609%, 3/15/2033(b)	3,038,334
4,307,637	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.800%, 0.910%, 2/15/2036, 144A(b)	4,330,242

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Student Loan – continued
$ 1,642,493	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037, 144A	$1,704,483
1,167,363	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053, 144A	1,136,215
311,223	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	313,035
901,035	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041, 144A	916,592
5,660,196	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	5,761,384
3,241,673	SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 1.950%, 2/15/2046, 144A	3,263,035

		41,569,428

	ABS Whole Business – 1.7%
2,569,193	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	2,649,246
1,780,028	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	1,905,121
3,899,025	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	3,983,185
3,951,360	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	4,061,220
2,531,192	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	2,622,520
4,808,375	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.110%, 9/20/2045, 144A	4,777,842
3,556,800	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	3,692,641
1,572,100	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	1,535,794

		25,227,569

	Agency Commercial Mortgage-Backed Securities – 8.3%
9,539,723	Federal Home Loan Mortgage Corp., Series K-1521, Class X1, IO, 0.981%, 8/25/2036(a)(c)	1,042,951
18,709,241	Federal National Mortgage Association, REMIC, Series 2020-M37, Class X, IO, 1.107%, 4/25/2032(a)(c)	1,355,223
153,385	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 1.019%, 11/25/2022(b)	153,401
23,296,911	Federal National Mortgage Association, Series 2019-M17, Class X, 0.317%, 8/25/2034(a)(c)	538,054
17,183,248	Federal National Mortgage Association, Series 2020-M33, Class X, IO, 1.960%, 6/25/2028(a)(c)	1,458,870
19,916,805	Federal National Mortgage Association, Series 2020-M43, Class X1, IO, 2.122%, 8/25/2034(a)(c)	2,647,517
18,373,194	FHLMC Multifamily Structured Pass Through Certificates, Series K-103, Class X1, 0.638%, 11/25/2029(a)(c)	837,726
13,741,116	FHLMC Multifamily Structured Pass Through Certificates, Series K-108, Class X1, 1.690%, 3/25/2030(a)(c)	1,669,037
14,645,499	FHLMC Multifamily Structured Pass Through Certificates, Series K-117, Class X1, 1.242%, 8/25/2030(a)(c)	1,317,297

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$ 3,381,629	FHLMC Multifamily Structured Pass Through Certificates, Series K-1513, Class X1, IO, 0.861%, 8/25/2034(a)(c)	$278,350
20,895,241	FHLMC Multifamily Structured Pass Through Certificates, Series K-1514, Class X1, 0.579%, 10/25/2034(a)(c)	1,188,271
2,561,855	FHLMC Multifamily Structured Pass Through Certificates, Series K-1517, Class X1, IO, 1.331%, 7/25/2035(a)(c)(d)(e)	357,515
352,943,078	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.218%, 2/25/2023(a)(c)	750,639
74,724,949	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.188%, 4/25/2023(a)(c)(d)(e)	171,991
31,083,987	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.706%, 10/25/2023(a)(c)(d)(e)	350,943
32,647,403	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.098%, 3/25/2024(a)(c)(d)(e)	633,005
36,641,380	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.705%, 9/25/2024(a)(c)(d)(e)	583,809
70,370,177	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.122%, 5/25/2025(a)(c)(d)(e)	308,316
39,384,687	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.522%, 9/25/2025(a)(c)	667,519
16,494,157	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.644%, 11/25/2025(a)(c)(d)(e)	359,331
9,411,427	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 0.880%, 12/25/2025(a)(c)(d)(e)	283,197
16,386,277	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.163%, 1/25/2026(a)(c)	674,204
7,367,617	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.354%, 3/25/2026(a)(c)(d)(e)	359,184
27,180,301	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.173%, 7/25/2026(a)(c)	1,226,913
8,452,606	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 0.921%, 8/25/2026(a)(c)(d)(e)	314,281
25,162,223	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.308%, 9/25/2026(a)(c)	319,407
91,822,643	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.069%, 10/25/2026(a)(c)	390,485
17,533,488	FHLMC Multifamily Structured Pass Through Certificates, Series K105, Class X1, 1.523%, 3/25/2053(a)(c)	1,882,764
11,618,547	FHLMC Multifamily Structured Pass Through Certificates, Series K107, Class X1, IO, 1.591%, 1/25/2030(a)(c)	1,296,514
14,666,607	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 0.955%, 1/25/2031(a)(c)	1,008,191
127,377,418	FHLMC Multifamily Structured Pass Through Certificates, Series K157, Class X1, IO, 0.017%, 8/25/2033(a)(c)	757,666
2,078,071	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.108%, 1/25/2023(a)(c)(d)(e)	7,714
46,408,988	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.210%, 8/25/2025(a)(c)(d)(e)	155,271
32,641,114	FHLMC Multifamily Structured Pass Through Certificates, Series KW02, Class X1, 0.296%, 12/25/2026(a)(c)(d)(e)	267,420

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$ 25,386,567	FRESB Mortgage Trust, Series 2021-SB91, Class X1, IO, 0.569%, 8/25/2041(a)(c)	$1,217,179
16,324,774	FRESB Multifamily Mortgage Pass-Through Certificates, Series 2021-SB90, Class X1, IO, 0.657%, 6/25/2041(a)(c)	734,484
3,611,644	Government National Mortgage Association, Series 2006-46, Class IO, 0.485%, 4/16/2046(a)(c)(d)(e)	37,518
1,888,288	Government National Mortgage Association, Series 2006-51, Class IO, 0.961%, 8/16/2046(a)(c)(d)(e)	49,523
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(a)	4,301,928
946,796	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(a)	994,496
4,231,577	Government National Mortgage Association, Series 2009-114, Class IO, 0.024%, 10/16/2049(a)(c)(d)(e)	212
3,772,625	Government National Mortgage Association, Series 2010-124, Class X, 0.297%, 12/16/2052(a)(c)(d)(e)	32,830
246,889	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(a)(c)(d)(e)	10,297
2,392,210	Government National Mortgage Association, Series 2011-119, Class IO, 0.301%, 8/16/2051(a)(c)(d)(e)	10,668
2,915,138	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051	3,424,004
5,536,877	Government National Mortgage Association, Series 2011-161, Class IO, 0.227%, 4/16/2045(a)(c)(d)(e)	24,834
990,856	Government National Mortgage Association, Series 2011-38, Class IO, 0.530%, 4/16/2053(a)(c)(d)(e)	10,238
156,523	Government National Mortgage Association, Series 2011-53, Class IO, Zero Coupon, 0.000%, 5/16/2051(a)(c)(d)(e)(f)	8
803,714	Government National Mortgage Association, Series 2012-100, Class IC, 1.464%, 9/16/2050(a)(c)(d)(e)	3,061
611,066	Government National Mortgage Association, Series 2012-111, Class IC, 1.364%, 9/16/2050(a)(c)(d)(e)	2,240
21,447,050	Government National Mortgage Association, Series 2012-142, Class IO, 0.306%, 4/16/2054(a)(c)(d)(e)	108,242
5,798,077	Government National Mortgage Association, Series 2012-23, Class IO, 0.201%, 6/16/2053(a)(c)(d)(e)	34,506
9,933,626	Government National Mortgage Association, Series 2012-55, Class IO, 0.026%, 4/16/2052(a)(c)(d)(e)	1,314
2,999,690	Government National Mortgage Association, Series 2012-70, Class IO, 0.083%, 8/16/2052(a)(c)(d)(e)	6,055
6,997,594	Government National Mortgage Association, Series 2012-79, Class IO, 0.400%, 3/16/2053(a)(c)(d)(e)	89,105
27,995,723	Government National Mortgage Association, Series 2012-85, Class IO, 0.368%, 9/16/2052(a)(c)(d)(e)	320,405
1,378,197	Government National Mortgage Association, Series 2013-175, Class IO, 0.299%, 5/16/2055(a)(c)(d)(e)	12,007
4,865,056	Government National Mortgage Association, Series 2014-101, Class IO, 0.740%, 4/16/2056(a)(c)(d)(e)	133,068
11,438,979	Government National Mortgage Association, Series 2014-130, Class IB, 0.363%, 8/16/2054(a)(c)(d)(e)	179,226
14,224,663	Government National Mortgage Association, Series 2014-24, Class IX, 0.293%, 1/16/2054(a)(c)(d)(e)	121,037

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$ 9,812,950	Government National Mortgage Association, Series 2014-70, Class IO, 0.551%, 3/16/2049(a)(c)(d)(e)	$265,904
6,105,741	Government National Mortgage Association, Series 2014-86, Class IO, 0.560%, 4/16/2056(a)(c)(d)(e)	125,910
16,743,803	Government National Mortgage Association, Series 2015-120, Class IO, 0.712%, 3/16/2057(a)(c)(d)(e)	457,053
24,826,301	Government National Mortgage Association, Series 2015-146, Class IB, 0.668%, 7/16/2055(a)(c)	598,413
8,163,566	Government National Mortgage Association, Series 2015-171, Class IO, 0.832%, 11/16/2055(a)(c)(d)(e)	304,881
9,461,507	Government National Mortgage Association, Series 2015-189, Class IG, 0.834%, 1/16/2057(a)(c)	352,140
7,100,369	Government National Mortgage Association, Series 2015-21, Class IO, 0.863%, 7/16/2056(a)(c)	256,262
19,098,318	Government National Mortgage Association, Series 2015-32, Class IO, 0.665%, 9/16/2049(a)(c)	529,046
4,621,509	Government National Mortgage Association, Series 2015-68, Class IO, 0.450%, 7/16/2057(a)(c)(d)(e)	113,584
15,677,298	Government National Mortgage Association, Series 2015-70, Class IO, 0.630%, 12/16/2049(a)(c)(d)(e)	420,423
10,943,529	Government National Mortgage Association, Series 2015-73, Class IO, 0.649%, 11/16/2055(a)(c)(d)(e)	309,169
20,715,501	Government National Mortgage Association, Series 2016-132, Class IO, 0.710%, 7/16/2056(a)(c)	622,557
12,609,774	Government National Mortgage Association, Series 2016-143, Class IO, 0.867%, 10/16/2056(c)	624,236
15,348,709	Government National Mortgage Association, Series 2016-6, Class IO, 0.524%, 2/16/2051(a)(c)(d)(e)	262,785
26,900,077	Government National Mortgage Association, Series 2017-168, Class IO, 0.590%, 12/16/2059(a)(c)	1,194,049
28,941,478	Government National Mortgage Association, Series 2017-90, Class IO, 0.740%, 1/16/2059(a)(c)	1,412,894
6,587,354	Government National Mortgage Association, Series 2018-133, Class IO, 1.004%, 6/16/2058(a)(c)	438,751
14,332,182	Government National Mortgage Association, Series 2018-2, Class IO, 0.690%, 12/16/2059(a)(c)	768,056
39,936,838	Government National Mortgage Association, Series 2018-82, Class IO, 0.470%, 5/16/2058(a)(c)	1,611,128
24,221,963	Government National Mortgage Association, Series 2018-96, Class IO, 0.471%, 8/16/2060(a)(c)	1,048,520
16,121,638	Government National Mortgage Association, Series 2019-75, Class IO, 0.877%, 12/16/2060(a)(c)	1,018,617
17,121,503	Government National Mortgage Association, Series 2019-94, Class IO, 0.948%, 8/16/2061(a)(c)	1,154,619
45,083,491	Government National Mortgage Association, Series 2020-108, Class IO, 0.877%, 6/16/2062(a)(c)	3,288,638
20,599,499	Government National Mortgage Association, Series 2020-128, Class IO, 0.967%, 10/16/2062(a)(c)	1,656,797
42,917,141	Government National Mortgage Association, Series 2020-136, Class IO, 1.056%, 8/16/2062(a)(c)	3,682,952
44,210,647	Government National Mortgage Association, Series 2020-172, Class IO, 1.194%, 9/16/2062(a)(c)	3,915,507
20,643,692	Government National Mortgage Association, Series 2020-174, Class IO, 0.980%, 1/16/2063(a)(c)	1,635,750

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$ 39,122,509	Government National Mortgage Association, Series 2020-179, Class IO, 0.998%, 9/16/2062(a)(c)	$3,430,653
48,123,344	Government National Mortgage Association, Series 2020-197, Class IO, 0.972%, 10/16/2062(a)(c)	3,909,675
37,468,995	Government National Mortgage Association, Series 2020-26, Class IO, 0.775%, 10/15/2061(a)(c)	2,322,107
10,286,092	Government National Mortgage Association, Series 2021-10, Class IO, 0.995%, 5/16/2063(a)(c)	848,099
45,802,114	Government National Mortgage Association, Series 2021-106, Class IO, 0.913%, 4/16/2063(a)(c)	3,625,375
45,756,853	Government National Mortgage Association, Series 2021-12, Class IO, 0.963%, 3/16/2063(a)(c)	3,613,830
62,062,133	Government National Mortgage Association, Series 2021-132, Class BI, 0.910%, 4/16/2063(a)(c)	5,093,849
58,015,471	Government National Mortgage Association, Series 2021-133, Class IO, 0.880%, 7/16/2063(a)(c)	4,790,453
62,796,471	Government National Mortgage Association, Series 2021-144, Class IO, 0.797%, 4/16/2063(a)(c)	4,815,108
11,594,127	Government National Mortgage Association, Series 2021-145, Class IO, 0.772%, 7/16/2061(a)(c)	830,963
49,933,484	Government National Mortgage Association, Series 2021-151, Class IO, 0.926%, 4/16/2063(a)(c)	4,215,984
54,986,883	Government National Mortgage Association, Series 2021-163, Class IO, IO, 0.834%, 3/16/2064(a)(c)	4,335,776
22,749,427	Government National Mortgage Association, Series 2021-180, Class IO, 0.908%, 11/16/2063(a)(c)	1,931,244
59,369,248	Government National Mortgage Association, Series 2021-186, Class IO, 0.770%, 5/16/2063(a)(c)	4,421,442
42,641,210	Government National Mortgage Association, Series 2021-20, Class IO, 1.139%, 8/16/2062(a)(c)	3,842,996
36,206,038	Government National Mortgage Association, Series 2021-33, Class IO, 0.888%, 10/16/2062(a)(c)	2,795,041
33,102,541	Government National Mortgage Association, Series 2021-40, Class IO, 0.842%, 2/16/2063(a)(c)	2,499,374
51,734,878	Government National Mortgage Association, Series 2021-52, Class IO, 0.816%, 4/16/2063(a)(c)	3,743,748

		126,605,819

	Collateralized Mortgage Obligations – 13.1%
16,493	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(a)(d)(e)	16,890
111,404	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 14.726%, 6/15/2023(a)(d)(e)	116,181
78,179	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(c)(d)(e)	18,928
38,914	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 8.926%, 11/15/2033(a)(d)(e)	39,657
961,332	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 18.261%, 5/15/2035(a)	1,170,567
3,392,659	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 7.090%, 5/15/2036(a)(c)(d)(e)	683,211
998,668	Federal Home Loan Mortgage Corp., REMIC, Series 3229, Class BI, 6.510%, 10/15/2036(a)(c)(d)(e)	188,654

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 1,125,340	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 6.140%, 2/15/2038(a)(c)(d)(e)	$193,629
578,257	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 17.419%, 2/15/2038(a)(d)(e)	744,229
544,013	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 15.698%, 2/15/2038(a)(d)(e)	669,330
1,243,199	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.640%, 6/15/2048(a)(c)	1,323,249
620,157	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.856%, 12/15/2036(a)(c)	652,319
1,616,673	Federal Home Loan Mortgage Corp., REMIC, Series 3747, Class CS, 6.390%, 10/15/2040(a)(c)(d)(e)	239,492
83,199	Federal Home Loan Mortgage Corp., REMIC, Series 3792, Class DF, 1-month LIBOR + 0.400%, 0.510%, 11/15/2040(b)(d)(e)	82,468
207,590	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 9.002%, 2/15/2041(a)(d)(e)	223,537
1,687,558	Federal Home Loan Mortgage Corp., REMIC, Series 3922, Class SH, 5.790%, 9/15/2041(a)(c)(d)(e)	238,861
1,756,621	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 23.451%, 8/15/2040(a)	2,704,742
1,291,402	Federal Home Loan Mortgage Corp., REMIC, Series 4097, Class US, 6.040%, 8/15/2032(a)(c)(d)(e)	156,516
6,104,652	Federal Home Loan Mortgage Corp., REMIC, Series 4136, Class SG, IO, 6.040%, 11/15/2042(a)(c)	1,043,762
4,415,906	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 1.444%, 6/15/2039(a)(c)(d)(e)	256,826
1,650,382	Federal Home Loan Mortgage Corp., REMIC, Series 4512, Class IE, 4.500%, 3/15/2044(c)(d)(e)	216,936
4,773,653	Federal Home Loan Mortgage Corp., REMIC, Series 4672, Class SP, 5.990%, 4/15/2047(a)(c)(d)(e)	631,538
2,068,295	Federal Home Loan Mortgage Corp., REMIC, Series 4749, Class IO, 4.000%, 12/15/2047(c)(d)(e)	211,667
4,074,218	Federal Home Loan Mortgage Corp., REMIC, Series 5048, Class HI, IO, 4.500%, 1/15/2042(c)	698,104
210,549	Federal Home Loan Mortgage Corp., REMIC, Series 5065, Class EI, IO, 5.438%, 11/25/2044(a)(c)	45,658
10,476,559	Federal Home Loan Mortgage Corp., REMIC, Series 5065, Class HI, IO, 5.011%, 4/15/2042(a)(c)	1,976,670
1,166,239	Federal Home Loan Mortgage Corp., REMIC, Series 5078, Class MI, IO, 4.000%, 9/25/2043(c)(d)(e)	326,251
16,921,344	Federal Home Loan Mortgage Corp., REMIC, Series 5094, Class IO, 1.642%, 12/15/2048(a)(c)	1,291,865
251,593	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(c)(d)(e)	44,127
8,050,000	Federal Home Loan Mortgage Corp., REMICS, Series 5187, Class AJ, 1.750%, 1/25/2052(d)	8,175,781
13,515,000	Federal Home Loan Mortgage Corp., REMICS, Series 5187, Class EA, 1.750%, 1/25/2052(d)	13,586,798
8,260,000	Federal Home Loan Mortgage Corp., REMICS, Series 5187, Class EI, 4.500%, 1/25/2052(c)	909,440
45,511,737	Federal Home Loan Mortgage Corp., REMICS, Series 5187, Class EP, 1.750%, 1/25/2052(d)	45,753,518
5,235,000	Federal Home Loan Mortgage Corp., REMICS, Series 5187, Class IA, 5.000%, 1/25/2052(c)	635,815

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 25,594,727	Federal Home Loan Mortgage Corp., REMICS, Series 5187, Class IE, 4.000%, 1/25/2052(c)	$2,762,324
33,213	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 7.148%, 1/25/2024(a)(c)(d)(e)	1,696
782,460	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 5.857%, 4/25/2035(a)(d)(e)	824,506
1,459,137	Federal National Mortgage Association, REMIC, Series 2005-45, Class DA, 24.046%, 6/25/2035(a)	2,200,886
2,425,209	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035	2,788,949
1,221,022	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 23.826%, 6/25/2036(a)	1,873,350
56,057	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 7.198%, 8/25/2036(a)(c)(d)(e)	7,661
323,143	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 32.491%, 8/25/2036(a)	578,531
812,308	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.451%, 8/25/2038(a)	841,743
215,396	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.166%, 11/25/2038(a)(d)(e)	231,301
921,606	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.379%, 3/25/2039(a)(d)(e)	933,106
71,761	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 2.153%, 12/25/2039(a)(d)(e)	72,444
2,493,887	Federal National Mortgage Association, REMIC, Series 2010-80, Class PZ, 5.000%, 7/25/2040	2,866,387
330,162	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 7.601%, 11/25/2040(a)	377,784
3,531,702	Federal National Mortgage Association, REMIC, Series 2011-109, Class PZ, 4.500%, 8/25/2041	3,969,828
1,881,826	Federal National Mortgage Association, REMIC, Series 2011-51, Class SM, 5.748%, 6/25/2041(a)(c)(d)(e)	267,863
2,060,702	Federal National Mortgage Association, REMIC, Series 2011-60, Class ZB, 5.000%, 7/25/2041	2,256,066
1,920,805	Federal National Mortgage Association, REMIC, Series 2012-14, Class MS, 6.398%, 3/25/2042(a)(c)(d)(e)	423,575
1,293,651	Federal National Mortgage Association, REMIC, Series 2012-21, Class SB, 5.848%, 3/25/2042(a)(c)(d)(e)	160,887
4,684,075	Federal National Mortgage Association, REMIC, Series 2012-97, Class SB, 5.898%, 9/25/2042(a)(c)(d)(e)	644,613
472,994	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 11.895%, 7/25/2043(a)	587,981
2,282,006	Federal National Mortgage Association, REMIC, Series 2013-117, Class S, 6.498%, 11/25/2043(a)(c)(d)(e)	387,010
2,204,590	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 6.048%, 8/25/2042(a)(c)(d)(e)	286,930
15,323,393	Federal National Mortgage Association, REMIC, Series 2014-15, Class SA, 5.948%, 4/25/2044(a)(c)	2,667,427
1,499,672	Federal National Mortgage Association, REMIC, Series 2014-28, Class SD, 5.948%, 5/25/2044(a)(c)(d)(e)	253,301
398,036	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(a)(d)(e)	438,054
9,917,338	Federal National Mortgage Association, REMIC, Series 2016-22, Class ST, IO, 5.998%, 4/25/2046(a)(c)	1,589,175

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 1,392,267	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(a)	$1,386,290
11,083,447	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 5.998%, 10/25/2034(a)(c)	1,725,245
13,542,970	Federal National Mortgage Association, REMIC, Series 2016-60, Class ES, 5.998%, 9/25/2046(a)(c)	2,180,025
9,225,276	Federal National Mortgage Association, REMIC, Series 2016-60, Class QS, 5.998%, 9/25/2046(a)(c)	1,453,009
5,565,262	Federal National Mortgage Association, REMIC, Series 2016-82, Class SC, 5.998%, 11/25/2046(a)(c)	888,424
5,749,125	Federal National Mortgage Association, REMIC, Series 2016-82, Class SG, 5.998%, 11/25/2046(a)(c)	938,683
6,922,990	Federal National Mortgage Association, REMIC, Series 2016-93, Class SL, 6.548%, 12/25/2046(a)(c)	1,184,597
9,466,193	Federal National Mortgage Association, REMIC, Series 2017-26, Class SA, 6.048%, 4/25/2047(a)(c)	1,564,448
51,028,330	Federal National Mortgage Association, REMIC, Series 2017-57, Class SD, IO, 2.750%, 8/25/2047(a)(c)	3,980,342
3,600,000	Federal National Mortgage Association, REMIC, Series 2020-72, Class LI, IO, 5.000%, 12/25/2040(c)	902,668
14,198,927	Federal National Mortgage Association, REMIC, Series 2021-24, Class IO, 1.214%, 3/25/2059(a)(c)	1,086,246
345,131	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(c)(d)(e)	56,709
90,997	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(a)(c)(d)(e)	21,187
357,778	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(c)(d)(e)	63,631
231,912	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(c)(d)(e)	37,648
803,080	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(c)(d)(e)	151,939
338,320	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(c)(d)(e)	67,372
178,686	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(c)(d)(e)	37,162
403,092	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(c)(d)(e)	84,030
181,246	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(c)(d)(e)	42,782
212,690	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(c)(d)(e)	42,998
276,168	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(c)(d)(e)	67,195
244,385	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(d)(e)	45,471
117,100	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(a)(c)(d)(e)	21,597
146,193	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(d)(e)	30,932
89,222	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(a)(c)(d)(e)	19,485
28,132	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(d)(e)	6,154

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 844,813	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(a)(c)(d)(e)	$157,909
314,874	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(d)(e)	69,515
229,440	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(a)(c)(d)(e)	35,320
235,131	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(a)(c)(d)(e)	15,619
129,699	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(d)(e)	30,256
24,743	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(a)(c)(d)(e)	6,192
326,611	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(d)(e)	373,704
252,854	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 0.773%, 2/20/2060(b)	253,864
212,192	Government National Mortgage Association, Series 2010-H22, Class FE, 1-month LIBOR + 0.350%, 0.431%, 5/20/2059(b)(d)(e)	211,006
162,517	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.431%, 10/20/2060(b)	162,379
143,752	Government National Mortgage Association, Series 2011-H05, Class FB, 1-month LIBOR + 0.500%, 0.581%, 12/20/2060(b)	144,123
71,550	Government National Mortgage Association, Series 2011-H11, Class FA, 1-month LIBOR + 0.500%, 0.581%, 3/20/2061(b)	71,719
88,892	Government National Mortgage Association, Series 2011-H21, Class FA, 1-month LIBOR + 0.600%, 0.681%, 10/20/2061(b)(d)(e)	88,805
259,222	Government National Mortgage Association, Series 2011-H21, Class FT, 1-year CMT + 0.700%, 0.840%, 10/20/2061(b)(d)(e)	257,053
5,052	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(d)(e)	5,025
355,572	Government National Mortgage Association, Series 2012-H22, Class HD, 5.310%, 1/20/2061(a)(d)(e)	380,222
6,816	Government National Mortgage Association, Series 2012-H24, Class FE, 1-month LIBOR + 0.600%, 0.681%, 10/20/2062(b)(d)(e)	6,818
316,575	Government National Mortgage Association, Series 2012-H24, Class HI, 0.613%, 10/20/2062(a)(c)(d)(e)	13,819
464,073	Government National Mortgage Association, Series 2013-H01, Class JA, 1-month LIBOR + 0.320%, 0.401%, 1/20/2063(b)(d)(e)	461,215
4,573	Government National Mortgage Association, Series 2013-H10, Class LA, 2.500%, 4/20/2063(d)(e)	4,701
77,557	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(d)(e)	79,065
1,542,417	Government National Mortgage Association, Series 2013-H13, Class SI, 1.316%, 6/20/2063(a)(c)(d)(e)	70,520
9,564,030	Government National Mortgage Association, Series 2013-H16, Class AI, 1.562%, 7/20/2063(a)(c)(d)(e)	288,218
7,307,442	Government National Mortgage Association, Series 2013-H18, Class EI, 1.657%, 7/20/2063(a)(c)(d)(e)	317,762
1,055,247	Government National Mortgage Association, Series 2013-H18, Class JI, 1.333%, 8/20/2063(a)(c)(d)(e)	30,643
279,038	Government National Mortgage Association, Series 2013-H20, Class FA, 1-month LIBOR + 0.600%, 0.681%, 8/20/2063(b)(d)(e)	278,627
17,863,423	Government National Mortgage Association, Series 2014-H24, Class HI, 0.961%, 9/20/2064(a)(c)(d)(e)	458,337

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 2,480,276	Government National Mortgage Association, Series 2015-152, Class PI, IO, 4.000%, 10/20/2045(c)(d)(e)	$286,893
15,732,576	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.595%, 10/20/2064(a)(g)	16,825,470
656,610	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(a)(d)(e)	674,544
4,388	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 0.381%, 4/20/2061(b)(d)(e)	4,336
2,674,443	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	2,711,848
21,759	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 0.361%, 5/20/2063(b)(d)(e)	21,592
12,057	Government National Mortgage Association, Series 2015-H19, Class FA, 1-month LIBOR + 0.200%, 0.281%, 4/20/2063(b)(d)(e)	11,889
346,994	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.009%, 3/20/2065(a)(d)(e)	364,499
3,600	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 0.781%, 10/20/2065(b)(d)(e)	3,582
132,133	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.593%, 9/20/2065(a)(d)(e)	148,036
3,455	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 0.761%, 8/20/2061(b)(d)(e)	3,455
1,482,188	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(a)	1,586,288
653,178	Government National Mortgage Association, Series 2016-23, Class PA, 5.646%, 7/20/2037(a)(d)(e)	718,992
12,394,904	Government National Mortgage Association, Series 2016-H01, Class AI, 1.548%, 1/20/2066(a)(c)	654,773
19,092,253	Government National Mortgage Association, Series 2016-H09, Class JI, 1.785%, 4/20/2066(a)(c)	1,039,573
380,467	Government National Mortgage Association, Series 2016-H14, Class JZ, 3.884%, 8/20/2063(a)(d)(e)	389,922
631,305	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.618%, 8/20/2066(a)(d)(e)	658,418
139,688	Government National Mortgage Association, Series 2016-H19, Class EZ, 4.846%, 6/20/2061(a)(d)(e)	139,146
102,009	Government National Mortgage Association, Series 2016-H19, Class FC, 1-month LIBOR + 0.400%, 0.481%, 8/20/2066(b)(d)(e)	101,572
4,537,114	Government National Mortgage Association, Series 2017-128, Class IO, 0.981%, 12/16/2056(a)(c)(d)(e)	255,560
2,365,739	Government National Mortgage Association, Series 2017-H05, Class AI, IO, 2.282%, 1/20/2067(a)(c)(d)(e)	173,082
14,300,004	Government National Mortgage Association, Series 2018-110, Class IO, 0.664%, 1/16/2060(a)(c)	786,881
14,150,769	Government National Mortgage Association, Series 2018-129, Class IO, 0.565%, 7/16/2060(a)(c)	754,440
13,970,516	Government National Mortgage Association, Series 2018-143, Class IO, 0.660%, 10/16/2060(a)(c)	937,939
79,554	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.281%, 10/20/2064(b)(d)(e)	79,020
164,964	Government National Mortgage Association, Series 2018-H10, Class FJ, 1-month LIBOR + 0.250%, 0.331%, 6/20/2068(b)(d)(e)	164,046
4,155,799	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.249%, 5/20/2068(a)	4,804,407

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(d)(e)	$295,312
21,257,488	Government National Mortgage Association, Series 2019-116, Class IO, 0.713%, 12/16/2061(a)(c)	1,459,992
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(d)(e)	346,185
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 5.446%, 2/20/2044(a)(c)	2,015,303
3,854,626	Government National Mortgage Association, Series 2019-44, Class BS, 5.946%, 4/20/2049(a)(c)(d)(e)	425,708
12,098,514	Government National Mortgage Association, Series 2019-70, Class SK, 5.896%, 8/20/2043(a)(c)	2,342,708
1,999,128	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.267%, 1/20/2069(a)	2,547,563
4,759,652	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	5,015,246
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, IO, 3.000%, 6/20/2049(c)	1,442,078
11,096,300	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(c)	3,099,656
72,519,950	Government National Mortgage Association, Series 2021-H03, Class IO, 4.137%, 4/20/2070(a)(c)	6,480,999
10,756,712	Government National Mortgage Association, Series 2021-H08, Class IA, IO, 4.197%, 1/20/2068(a)(c)	959,208

		198,649,460

	Mortgage Related – 26.2%
65,800,003	FHLMC, 2.000%, with various maturities from 2050 to 2051(g)(h)	65,818,069
9,578,266	FHLMC, 2.500%, with various maturities in 2050(h)	9,777,124
170,061,681	FNMA, 2.000%, with various maturities from 2050 to 2051(g)(h)	170,099,474
26,589,007	FNMA, 2.500%, with various maturities in 2050(h)	27,208,278
5,334,021	FNMA, 3.000%, with various maturities from 2047 to 2049(h)	5,554,543
954,155	FNMA, 4.000%, with various maturities from 2050 to 2052(h)	1,011,984
11	GNMA, 5.470%, 11/20/2059(a)	12
116,515	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.622%, 8/20/2068(a)(d)(e)	134,585
2,865,918	Government National Mortgage Association, Series 2019-HO2, Class JA, 3.500%, 12/20/2068	3,009,981
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(c)	3,729,373
27,131,000	UMBS® (TBA), 1.500%, 1/01/2037(i)	27,203,603
15,133,000	UMBS® (TBA), 2.000%, 2/01/2052(i)	15,052,679
46,959,000	UMBS® (TBA), 2.500%, 2/01/2052(i)	47,790,181

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$ 21,456,000	UMBS® (TBA), 3.000%, 2/01/2052(i)	$22,194,941

		398,584,827

	Non-Agency Commercial Mortgage-Backed Securities – 12.8%
1,000,000	Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	1,047,846
4,155,000	BANK, Series 2019-BN19, Class A3, 3.183%, 8/15/2061	4,448,438
3,720,000	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,948,607
3,525,000	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,733,029
1,770,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,834,543
3,649,000	BANK, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,716,602
785,000	BANK, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	763,974
3,570,000	BANK, Series 2021-BN33, Class A5, 2.556%, 5/15/2064	3,674,872
4,045,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.250%, 10/15/2037, 144A(b)	4,056,368
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,669,094
4,630,000	Benchmark Mortgage Trust, Series 2019-B11, Class A5, 3.542%, 5/15/2052	5,056,957
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	5,460,998
510,000	Cali Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039, 144A	565,166
230,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	229,935
2,424,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	2,409,254
2,572,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/2046(a)	2,698,435
2,605,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A4, 3.101%, 3/10/2046	2,631,113
5,595,000	Commercial Mortgage Pass Through Certificates, Series 2013-WWP, Class A2, 3.424%, 3/10/2031, 144A	5,735,193
345,769	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	346,686
1,081,205	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	1,107,802
783,605	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A4, 3.691%, 3/10/2047	813,095
1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,363,187
2,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047	2,659,537
3,110,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	3,259,580

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 993,375	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	$1,034,952
1,800,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 1-month LIBOR + 1.900%, 2.010%, 1/15/2034, 144A(b)	1,788,288
6,160,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	6,480,319
1,805,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	1,769,972
2,045,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	1,978,864
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,520,185
5,365,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1-month LIBOR + 1.150%, 1.260%, 4/15/2026, 144A(b)	5,366,625
3,631,109	Extended Stay America Trust, Series 2021-ESH, Class C, 1-month LIBOR + 1.700%, 1.810%, 7/15/2038, 144A(b)	3,631,107
2,675,000	Greystone Commercial Real Estate Notes Ltd., Series 2021-HC2, Class A, 1-month LIBOR + 1.800%, 1.890%, 12/15/2039, 144A(b)	2,675,029
3,690,000	GS Mortgage Securities Corp. II, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	3,725,414
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(a)	5,889,731
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(a)	3,597,899
2,930,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	3,060,046
5,100,000	GS Mortgage Securities Trust, Series 2014-GC18, Class AS, 4.383%, 1/10/2047	5,257,885
1,295,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	1,284,229
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,481,556
2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.689%, 6/10/2047(a)	2,431,376
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	5,300,560
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,688,328
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	5,557,522
1,575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.363%, 12/15/2047, 144A(a)	1,587,525
2,405,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class AS, 4.243%, 4/15/2047(a)	2,523,816
666,933	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	683,807
690,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	720,422
1,300,000	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	1,291,682

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 2,735,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	$2,776,518
2,225,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.456%, 5/15/2046	2,271,545
930,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class B, 4.332%, 6/15/2047(a)	945,772
750,465	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.211%, 6/15/2044, 144A(a)	727,951
3,135,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.705%, 2/05/2035, 144A(a)	3,145,532
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	6,149,955
2,085,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.728%, 5/15/2054	2,163,905
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(a)	3,431,810
1,861,317	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.580%, 11/15/2027, 144A(b)	1,154,017
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, 1-month LIBOR + 1.900%, 2.010%, 11/15/2027, 144A(b)(d)(e)(j)	4,034,062
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,471,087
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	4,089,809
2,722,469	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048	2,812,336
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	5,673,283
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	5,364,168
924,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class AS, 2.398%, 7/15/2053	915,052
1,875,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class AS, 4.358%, 8/15/2046(a)	1,936,539
719,689	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A4, 3.723%, 5/15/2047	735,365
1,635,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	1,712,766
790,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	825,167
2,132,598	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	2,193,968
535,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(a)	532,382

		194,620,439

	Total Bonds and Notes (Identified Cost $1,418,239,176)	1,359,758,769

Collateralized Loan Obligations – 6.2%
2,225,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3-month LIBOR + 1.600%, 1.730%, 7/20/2034, 144A(b)	2,209,939
3,000,000	AGL CLO 3 Ltd., Series 2020-3A, Class A, 3-month LIBOR + 1.300%, 1.424%, 1/15/2033, 144A(b)	3,000,884

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$ 5,255,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 1.782%, 7/20/2031, 144A(b)	$5,254,979
595,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3-month LIBOR + 1.670%, 1.794%, 7/15/2031, 144A(b)	594,152
525,000	Burnham Park CLO Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 2.150%, 2.282%, 10/20/2029, 144A(b)	525,045
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 1.524%, 1/15/2031, 144A(b)	3,819,954
4,275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class B1, 3-month LIBOR + 1.550%, 1.682%, 1/20/2034, 144A(b)	4,246,205
1,565,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3-month LIBOR + 1.700%, 1.860%, 11/22/2031, 144A(b)	1,565,644
3,497,500	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3-month LIBOR + 1.480%, 1.612%, 4/20/2031, 144A(b)	3,485,479
3,005,000	LCM 30 Ltd., Series 30A, Class BR, 3-month LIBOR + 1.500%, 1.632%, 4/20/2031, 144A(b)	2,997,121
4,685,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BRR, 3-month LIBOR + 1.700%, 1.828%, 10/22/2030, 144A(b)	4,673,299
1,750,000	Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, 3-month LIBOR + 1.200%, 1.329%, 7/29/2030, 144A(b)	1,752,103
2,350,000	Magnetite XXIX Ltd., Series 2021-29A, Class B, 3-month LIBOR + 1.400%, 1.524%, 1/15/2034, 144A(b)	2,343,440
2,075,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 1.774%, 7/15/2034, 144A(b)	2,074,995
2,560,000	Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, 3-month LIBOR + 1.400%, 1.522%, 4/16/2033, 144A(b)	2,538,457
5,280,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3-month LIBOR + 1.550%, 1.672%, 1/17/2032, 144A(b)	5,266,160
2,040,000	Octagon Investment Partners Ltd., Series 2018-18A, Class A2, 3-month LIBOR + 1.470%, 1.592%, 4/16/2031, 144A(b)	2,028,048
4,045,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class BR, 3-month LIBOR + 1.600%, 1.730%, 4/21/2034, 144A(b)	4,017,215
4,205,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3-month LIBOR + 1.650%, 1.782%, 7/02/2035, 144A(b)	4,190,537
5,300,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1, 3-month LIBOR + 1.500%, 1.622%, 1/18/2034, 144A(b)	5,230,366
4,970,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 1.624%, 10/17/2031, 144A(b)	4,945,312
575,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3-month LIBOR + 1.700%, 1.860%, 5/21/2034, 144A(b)	575,819
4,500,000	Race Point VIII CLO Ltd., Series 2013-8A, Class BR2, 3-month LIBOR + 1.500%, 1.660%, 2/20/2030, 144A(b)	4,494,629
1,035,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3-month LIBOR + 1.400%, 1.532%, 4/20/2034, 144A(b)	1,016,827
7,650,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3-month LIBOR + 1.650%, 1.782%, 4/20/2034, 144A(b)	7,660,559
5,900,000	TICP CLO VII Ltd., Series 2017-7A, Class BR, 3-month LIBOR + 1.700%, 1.824%, 4/15/2033, 144A(b)	5,901,156
3,830,000	VERDE CLO Ltd., Series 2019-1A, Class BR, 3-month LIBOR + 1.600%, 1.724%, 4/15/2032, 144A(b)	3,819,260
3,000,000	Vibrant CLO Ltd., Series 2018-10A, Class A1, 3-month LIBOR + 1.200%, 1.332%, 10/20/2031, 144A(b)	2,989,626
1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3-month LIBOR + 1.700%, 1.822%, 10/18/2031, 144A(b)	1,311,723

	Total Collateralized Loan Obligations (Identified Cost $94,358,221)	94,528,933

Principal Amount	Description	Value (†)
Loan Participations – 0.4%
	ABS Other – 0.2%
$ 2,778,492	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037	$2,640,076

	Agency Commercial Mortgage-Backed Securities – 0.2%
34,776,299	Government National Mortgage Association, Series 2020-130, Class IO, 1.012%, 8/16/2060(a)(c)	2,855,099

	Total Loan Participations (Identified Cost $5,948,525)	5,495,175

Short-Term Investments – 10.2%
65,069,123	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2021 at 0.000% to be repurchased at $65,069,123 on 1/03/2022 collateralized by $54,955,800 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2030 valued at $66,370,583 including accrued interest(k)	65,069,123
30,000,000	U.S. Treasury Bills, 0.027%, 1/25/2022(l)	29,999,656
60,000,000	U.S. Treasury Bills, 0.049%, 1/27/2022(l)	59,998,900

	Total Short-Term Investments (Identified Cost $155,066,481)	155,067,679

	Total Investments – 106.3% (Identified Cost $1,673,612,403)	1,614,850,556
	Other assets less liabilities – (6.3)%	(95,540,546)

	Net Assets – 100.0%	$1,519,310,010

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2021 is disclosed.

(b)	Variable rate security. Rate as of December 31, 2021 is disclosed.
(c)

Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Fair valued by the Fund’s adviser. At December 31, 2021, the value of these securities amounted to $31,812,930 or 2.1% of net assets.
(f)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(g)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(h)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(i)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(j)	Illiquid security.
(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the value of Rule 144A holdings amounted to $537,548,448 or 35.4% of net assets.

ABS	Asset-Backed Securities
ARS	Auction Rate Security
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10-Year U.S. Treasury Note	3/22/2022	159	$23,002,066	$23,283,563	$(281,497)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$111,607,523	$111,896	(a)	$111,719,419
Agency Commercial Mortgage-Backed Securities	—	119,007,739	7,598,080	(a)	126,605,819
Collateralized Mortgage Obligations	—	111,199,056	87,450,404	(b)	198,649,460
Mortgage Related	—	398,450,242	134,585	(a)	398,584,827
Non-Agency Commercial Mortgage-Backed Securities	—	190,586,377	4,034,062	(a)	194,620,439
All Other Bonds and Notes*	—	329,578,805	—		329,578,805

Total Bonds and Notes	—	1,260,429,742	99,329,027		1,359,758,769

Collateralized Loan Obligations	—	94,528,933	—		94,528,933
Loan Participations*	—	5,495,175	—		5,495,175
Short-Term Investments	—	155,067,679	—		155,067,679

Total	$—	$1,515,521,529	$99,329,027		$1,614,850,556

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(281,497)	$—	$—	$(281,497)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Fair valued by the Fund’s adviser ($19,934,307) or valued using broker-dealer bid prices ($67,516,097).

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2021 and/or December 31, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2021
Bonds and Notes
ABS Home Equity	$145,087	$—	$(73,467)	$61,305	$—	$(21,029)	$—	$—	$111,896	$58,154
Agency Commercial Mortgage-Backed Securities	10,606,608	—	(2,461,400)	1,093,176	—	—	3,144,922	(4,785,226)	7,598,080	828,905
Collateralized Mortgage Obligations	19,938,586	—	(1,303,545)	(290,752)	67,532,050	(1,121,832)	2,695,897	—	87,450,404	(337,317)
Mortgage Related	134,462	—	—	(1,213)	1,336	—	—	—	134,585	(1,213)
Non-Agency Commercial Mortgage-Backed Securities	3,754,766	—	—	279,296	—	—	—	—	4,034,062	279,296

Total	$34,579,509	$—	$(3,838,412)	$1,141,812	$67,533,386	$(1,142,861)	$5,840,819	$(4,785,226)	$99,329,027	$827,825

Debt securities valued at $5,840,819 were transferred from Level 2 to Level 3 during the period ended December 31, 2021. At September 30, 2021, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2021, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $4,785,226 was transferred from Level 3 to Level 2 during the period ended December 31, 2021. At September 30, 2021, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At December 31, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

The significant unobservable inputs used for those securities fair valued by the adviser and categorized in Level 3 as of December 31, 2021, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
ABS Home Equity[1]	Market Discount	Discount Rate	2.00% 3.00%	$50,085 61,811
Agency Commercial Mortgage-Backed Securities[1]	Market Discount	Discount Rate	1.00% 2.00%	7,355,053 243,027
Collateralized Mortgage Obligations[1]	Market Discount	Discount Rate	0.50% 1.00% 2.00%	3,358,996 15,631,278 944,031
Mortgage Related[1]	Market Discount	Discount Rate	1.00%	134,585
Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate Loss Severity Lag Time Loss Adjusted Spread	100% 39% 8 months 33%	4,034,062

				$31,812,928

1

“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. The Unobservable Input Value(s) noted above reflect a range due to the fact that there are multiple odd lot securities within each asset type that have had different discount rates applied. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would result in a lower fair value measurement, and vice versa.

2

Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaps to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2021, the Fund used futures contracts to hedge against changes in interest rates and manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2021:

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(281,497)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$9,699,000	$9,699,000

Industry Summary at December 31, 2021 (Unaudited)

Mortgage Related	26.2%
Collateralized Mortgage Obligations	13.1
Non-Agency Commercial Mortgage-Backed Securities	12.8
ABS Car Loan	9.1
Agency Commercial Mortgage-Backed Securities	8.5
ABS Other	7.7
ABS Home Equity	7.4
ABS Student Loan	2.7
Other Investments, less than 2% each	2.4
Short-Term Investments	10.2
Collateralized Loan Obligations	6.2

Total Investments	106.3
Other assets less liabilities (including futures contracts)	(6.3)

Net Assets	100.0%